Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)		6 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		¥ 84,254,221	$ 11,866,959	¥ 91,799,665
Cost of revenues		(54,192,050)	(7,632,791)	(58,724,886)
Gross profit		30,062,171	4,234,168	33,074,779
Operating expenses
Selling and marketing expenses		(20,993,374)	(2,956,855)	(12,672,484)
General and administrative expenses		(10,153,441)	(1,430,082)	(9,907,082)
Research and development expenses		(7,294,313)	(1,027,382)	(4,001,576)
Total operating expenses		(38,441,128)	(5,414,319)	(26,581,142)
Income (loss) from operations		(8,378,957)	(1,180,151)	6,493,637
Interest expense, net		(431,796)	(60,817)	(549,856)
Other income, net		127,399	17,944	295,648
Income (Loss) Before Income Taxes		(8,683,354)	(1,223,024)	6,239,429
Income tax benefits		137,354	19,346	2,672,359
Net Income (Loss)		(8,546,000)	(1,203,678)	8,911,788
Other comprehensive loss
Foreign currency translation adjustments		(1,513)	(213)
Comprehensive income (loss)		¥ (8,547,513)	$ (1,203,891)	¥ 8,911,788
Weighted average number of ordinary share outstanding
Basic* (in Shares)	[1]	30,000,000	30,000,000	26,388,878
Diluted* (in Shares)	[1]	30,000,000	30,000,000	26,388,878
Earnings (loss) per share
Basic* (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.28)	$ (0.04)	¥ 0.34
Diluted* (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.28)	$ (0.04)	¥ 0.34

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares.